Expenses and Other Income - Summary of Expenses and Other Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Employee benefits expense:
Wages and salaries	$ 4,633	$ 4,539	$ 4,197
Employee share awards	112	97	109
Social security costs	5	4	4
Pension and other post-retirement obligations	374	339	338
Less employee benefits expense classified as exploration and evaluation expenditure	(49)	(35)	(30)
Changes in inventories of finished goods and work in progress	(289)	301	(774)
Raw materials and consumables used	6,536	6,710	5,991
Freight and transportation	2,270	2,299	2,319
External services	5,795	4,768	4,525
Third party commodity purchases	1,977	1,878	2,959
Net foreign exchange losses/(gains)	23	(197)	(326)
Fair value change on derivatives	84	135	(29)
Government royalties paid and payable	3,571	3,841	4,014
Exploration and evaluation expenditure incurred and expensed in the current period	399	294	199
Depreciation and amortisation expense	5,295	5,061	5,683
Net impairments:
Property, plant and equipment	3,833	73
Goodwill and other intangible assets	57	2
All other operating expenses	2,124	1,764	2,677
Total expenses	36,750	31,873	32,371
(Gain)/loss on disposal of subsidiaries and operations	(915)	(8)	(840)
Dividend income	(1)	(19)	(241)
Other income	(369)	(367)	(317)
Total other income	(1,285)	(394)	(1,398)
Property, plant and equipment [member]
Net impairments:
Property, plant and equipment	3,833	73	$ 515
Goodwill And Other Intangible Assets [Member]
Net impairments:
Goodwill and other intangible assets	$ 57	$ 2